INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Disclosure of Intangible Assets and Carrying Amounts
Details of the Group’s intangible assets and their carrying amounts are as follows:

	Software	Development costs (a)	Dealership rights (b)	Total
	$	$	$	$
GROSS CARRYING AMOUNT
Balance at January 1, 2023	10,137,374	140,917,328	5,222,629	156,277,331
Additions, separately acquired	6,393	—	—	6,393
Additions, internally developed	726,027	57,516,017	—	58,242,044
Additions, borrowing costs (Note 18)	—	3,805,274	—	3,805,274
Impairment (c)	—	(34,578,703)	—	(34,578,703)
Foreign currency translation adjustment	243,580	4,091,097	—	4,334,677
Balance at December 31, 2023	11,113,374	171,751,013	5,222,629	188,087,016
8 - INTANGIBLE ASSETS (CONTINUED)

	Software	Development costs (a)	Dealership rights (b)	Total
	$	$	$	$

ACCUMULATED AMORTIZATION
Balance at January 1, 2023	2,506,338	2,406,970	—	4,913,308
Amortization	2,095,740	5,121,049	—	7,216,789
Foreign currency translation adjustment	103,387	150,275	—	253,662
Balance at December 31, 2023	4,705,465	7,678,294	—	12,383,759

Carrying amount December 31, 2023	6,407,909	164,072,719	5,222,629	175,703,257

	Software	Development costs (a)	Dealership rights (b)	Total
	$	$	$	$
GROSS CARRYING AMOUNT
Balance at January 1, 2022	4,217,288	74,279,002	5,535,707	84,031,997
Additions, separately acquired	5,178,497	—	—	5,178,497
Additions, internally developed	1,258,813	70,331,615	—	71,590,428
Additions, borrowing costs (Note 18 )	—	3,542,538	—	3,542,538
Foreign currency translation adjustment	(517,224)	(7,235,827)	(313,078)	(8,066,129)
Balance at December 31, 2022	10,137,374	140,917,328	5,222,629	156,277,331

ACCUMULATED AMORTIZATION
Balance at January 1, 2022	1,177,575	954,592	—	2,132,167
Amortization	1,451,393	1,548,635	—	3,000,028
Foreign currency translation adjustment	(122,630)	(96,257)	—	(218,887)
Balance at December 31, 2022	2,506,338	2,406,970	—	4,913,308

Carrying amount December 31, 2022	7,631,036	138,510,358	5,222,629	151,364,023
8 - INTANGIBLE ASSETS (CONTINUED)

a.Incentives and other government assistance in the amount of $5,602,949 ($2,373,217 in 2022) was recognized during the year as a reduction of development costs.

b.During the year ended December 31, 2019, in order to acquire dealership rights in certain territories in the United States, the Group entered into an agreement with a private company. As of the termination date, May 7, 2022, the Group paid a cumulative amount of $3,778,203 under the agreement.
Dealership rights with an indefinite useful life are expected to provide economic benefits to the Group indefinitely as it allows the Group to sell to end customers in certain territories in the United States, conditional to yearly renewals of the dealer licenses. Management intends to renew its dealer licenses indefinitely.
c.In the fourth quarter of 2023, the Company made a strategic decision to indefinitely delay the start of commercial production of the LionA all-electric mini school bus and LionM all-electric minibus in order to prioritize development and commercialization efforts on other all-electric vehicles, and as a result a non-cash impairment charge of $34,578,703 was recognized in the consolidated statements of earnings (loss) and comprehensive loss as a reduction of intangible assets related to development costs. The recoverable amount of the LionA all-electric mini school bus and LionM all-electric minibus was determined on the basis of value in use, which was nil.
Schedule of Disclosure of Amortization Allocated in Consolidated Statement of Loss
Amortization has been allocated as follows in the consolidated statements of earnings (loss) and comprehensive loss :

	2023	2022
	$	$
Cost of sales	5,121,049	1,548,636
Administrative expenses	2,095,740	1,451,392
	7,216,789	3,000,028